Significant Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 267,381	$ 411,757	$ 584,684
Cost of revenue	201,140	311,272	$ 443,598
Accounts receivable, after allowance for credit loss, current	30,506	63,736
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Suppliers
Concentration Risk [Line Items]
Cost of revenue	$ 116,255	$ 178,385
Concentration risk, percentage	58.00%	57.00%
Concentration Risk, Supplier	two	two	two
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Three Suppliers
Concentration Risk [Line Items]
Cost of revenue			$ 302,533
Concentration risk, percentage			68.00%
Concentration Risk, Supplier			three
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 43,163	$ 84,262	$ 139,303
Concentration risk, percentage	16.00%	20.00%	24.00%
Concentration Risk, Customer	one	one	one
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, after allowance for credit loss, current	$ 4,915	$ 13,476
Concentration risk, percentage	16.00%	21.00%
Concentration Risk, Customer	one	one
Customer Two | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 29,839	$ 45,576
Concentration risk, percentage	11.00%	11.00%